Stockholders' Equity (Details Textual) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 07, 2018	Jun. 15, 2018	Oct. 07, 2017	May 05, 2017	Apr. 13, 2017	Dec. 19, 2017	May 16, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 07, 2017
Stockholders' Equity (Textual)
Stock-based compensation expense										$ 1,205,682	$ 1,033,143	$ 1,579,921	$ 353,120
Incremental modified compensation cost												$ 55,055
Aggregate purchase price						$ 1,000,000
Common stock, shares sold						200,000
Increase total number of shares of common stock authorized for issuance														25,000,000
Agreements amendments, description		(i) a restricted stock award agreement, dated March 3, 2016, as amended, related to the original award of 142,858 shares of restricted common stock to Mr. Lerner and (ii) a restricted stock award agreement, dated December 14, 2011, as amended, related to the original award of 121,429 shares of restricted common stock to Mr. Lerner (together, the “Restricted Stock Award Amendments”).
Purchase price, per share						$ 5.00
Subsequent Event [Member]
Stockholders' Equity (Textual)
Agreements amendments, description	79,285 shares of Mr. Lerner’s restricted stock vested. Pursuant to the Restricted Stock Award Amendments, the Company was required, in order to assist Mr. Lerner in satisfying his tax withholding obligations with respect to the vesting restricted shares, to withhold 20,000 shares of vesting restricted common stock. The remaining amount of the tax withholding obligation was paid by Mr. Lerner and Mr. Lerner’s unvested shares of restricted common stock will continue to vest as scheduled. The remaining 79, 286 shares will vest on October 7, 2019.
Maximum [Member]
Stockholders' Equity (Textual)
Options to purchase aggregate common stock exercise price, cancelled												$ 21.00
Options to purchase aggregate common stock exchanged exercise price per share												6.00
Minimum [Member]
Stockholders' Equity (Textual)
Options to purchase aggregate common stock exercise price, cancelled												4.55
Options to purchase aggregate common stock exchanged exercise price per share												$ 3.36
Harrington [Member]
Stockholders' Equity (Textual)
Stock options, exercise price				$ 3.36
Stock option right to purchase				28,571
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Stock option transaction description					(i) a stock option representing the right to purchase 80,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting 25% on the six month anniversary of the date of grant and the remaining three tranches vesting on each of the first, second and third anniversaries of the first vesting date, and (ii) a stock option representing the right to purchase 24,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting based on the Company's achievement of certain performance goals related to its annual revenues. In addition, on April 13, 2017, the Company's Board of Directors awarded Jason Katz, Chief Operating Officer and Chairman of the Board of Directors, a stock option representing the right to purchase 70,000 shares of common stock at an exercise price equal to $3.63 per share, with (i) 17,500 of the underlying shares vesting based on the Company's achievement of certain performance goals related to its earnings before interest, tax, depreciation, and amortization and (ii) 52,500 of the underlying shares vesting based on the Company's achievement of certain performance goals related to its annual revenues.
Clifford Lerner [Member]
Stockholders' Equity (Textual)
Vesting shares of restricted stock			105,715
Stock Compensation Plan [Member]
Stockholders' Equity (Textual)
Number of shares issued under plan							1,300,000
Percentage of common stock delivered pursuant to incentive stock options							100.00%					100.00%
Number of stock available for future issuance								408,508		408,508		501,810
Terminated date of future awards										May 16, 2016		May 16, 2016
Stock-based compensation expense												$ 741,496	185,374
Restricted Stock [Member]
Stockholders' Equity (Textual)
Total unrecognized compensation expense								$ 741,496		$ 741,496		$ 1,297,617
Weighted average expected recognition period of unrecognized compensation expense										1 year		1 year 9 months 18 days
Stock-based compensation expense								185,374	$ 185,374	$ 556,122	556,122
Vesting shares of restricted stock												43,405
Restricted Stock [Member] | Clifford Lerner [Member]
Stockholders' Equity (Textual)
Vesting shares of restricted stock			43,405
Stock Option [Member]
Stockholders' Equity (Textual)
Aggregate intrinsic value of stock options, outstanding								1,752,348	17,565	$ 1,752,348	17,565	$ 3,063,208
Aggregate intrinsic value of stock options, exercisable								825,048	$ 9,972	825,048	9,972	1,175,244
Aggregate fair value of options granted										708,501	$ 966,560	1,740,578	$ 682,740
Total unrecognized compensation expense								$ 1,625,919		$ 1,625,919		$ 1,581,586
Weighted average expected recognition period of unrecognized compensation expense										2 years 1 month 6 days		2 years 8 months 5 days
Stock-based compensation expense												$ 50,114
Options to purchase aggregate common stock shares, cancelled												77,312
Stock option transaction description										These options vest between one and four years and have a term of ten years.		The options vest between one, three and four years and have a term of ten years.
Aggregate purchase of common stock, shares										120,130		611,522
Repurchased aggregate shares of common stock												64,600
Weighted average exercise price										$ 4.43
Stock Option [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Stock options, exercise price										6.99
Stock Option [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Stock options, exercise price										$ 5.10
2011 Plan [Member]
Stockholders' Equity (Textual)
Number of shares issued under plan										181,604		181,604